Schedule of Reconciliation of Income Tax Expense Computed Statutory Federal Income Tax and Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal income tax expense (benefit) at statutory rate	$ (1,794)	$ (616)
Loss on extinguishment of related-party convertible notes	568
Non-deductible foreign research expenses	26	222
Non-deductible expenses	74	5
Research and development tax credits	(93)
Change in valuation allowance	1,209	359
Foreign rate differential	10	30
Total tax expense (benefit)	$ 0	$ 0